ASSETS HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Investment properties	$ 51,357	$ 48,784	$ 41,599
Property, plant and equipment	5,457	5,357
Accounts receivable and other	981	2,593
Total assets	84,347	78,127
Debt obligations	37,991	33,579
Accounts payable and other liabilities	3,052	2,749
Total liabilities	49,223	43,966
Held for sale
Disclosure of financial assets [line items]
Investment properties	853	146
Property, plant and equipment	475	0
Accounts receivable and other	105	1
Total assets	1,433	147
Debt obligations	1,107	60
Accounts payable and other liabilities	209	1
Total liabilities	$ 1,316	$ 61